Note 4 - Assets Held for Sale	12 Months Ended
Dec. 31, 2012
Assets Held For Sale [Text Block]
4.        Assets Held for Sale:

As of December 31, 2011, the Company classified the vessel M/V Evian as held for sale. On December 31, 2012 the Company re-assessed its plan for the sale of the M/V Evian and re-classified the vessel as held for use (see Note 21).

As of December 31, 2012, the M/T UACC Sila met the criteria to classify as held for sale at December 31, 2012. Consequently the Company treated the vessel as held for sale and classified it as a short term asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third party offer to buy the vessel. The related loan was also classified as short term in a separate balance sheet line from other short term debt. Furthermore, the Company recognized an impairment charge of $16,978 to reduce the carrying value to the fair value less costs to sell that is included in the accompanying statements of consolidated income/ (loss) The Company signed a Memorandum of Agreement with a non-related party on March 27, 2013 for a contracted sales price of $ 26,000 and expects to deliver the vessel to its new owners on April 30, 2013.